SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF SUMMARIZES THE SHARE OPTION ACTIVITY

The changes in stock options including those granted to directors, officers, employees and consultants are summarized as follows:

	Year ended December 31, 2022		Year ended December 31, 2021		Year ended December 31, 2020
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Beginning Balance	7,880,052	$0.13	6,706,072	$0.08	5,241,072	$0.13
Options granted	3,125,000	$0.15	2,840,000	$0.22	1,730,000	$0.08
Expired/Cancelled	(1,570,052)	$0.13	-	-	(160,000)	$0.07
Exercised	(800,000)	$0.10	(1,666,020)	$0.08	(105,000)	$0.05
Ending Balance	8,635,000	$0.14	7,880,052	$0.13	6,706,072	$0.08
Exercisable	6,216,250	$0.14	7,692,552	$0.13	6,706,072	$0.08

SCHEDULE OF STOCK OPTION OUTSTANDING AND EXERCISABLE

The following table summarizes information about stock options outstanding and exercisable as at December 31, 2022:

Exercise Price		Expiry date	Options
			Outstanding	Exercisable
$0.17		March 13, 2023	250,000	250,000
$0.10	(1)	March 27, 2023	200,000	200,000
$0.10	(2)	April 11, 2023	150,000	150,000
$0.075		January 24, 2024	140,000	140,000
$0.06		April 1, 2024	140,000	140,000
$0.05		October 15, 2024	1,470,000	1,470,000
$0.08		November 18, 2025	500,000	500,000
$0.08		December 8, 2025	710,000	710,000
$0.19		January 28, 2026	150,000	150,000
$0.25		March 22, 2026	1,800,000	1,800,000
$0.15		August 10, 2027	2,725,000	681,250
$0.15		August 12, 2027	100,000	25,000
$0.16		October 12, 2027	300,000	-
			8,635,000	6,216,250

(1)	Options repriced from $0.24 to $0.10 during the year ended December 31, 2020
(2)	Options repriced from $0.21 to $0.10 during the year ended December 31, 2020

SCHEDULE OF SHARE BASED COMPENSATION FOR OPTIONS GRANTED

Share-based payments for options granted and repriced was measured using the Black-Scholes option pricing model with the following assumptions:

	2022	2021	2020
Expected life	0.8 – 2.65 years	1 – 5 years	2 – 5 years
Volatility	94% - 193%	134% - 211%	141% - 180%
Dividend yield	0%	0%	0%
Risk-free interest rate	1.46% - 3.71%	0.32% - 0.99%	0.23% - 0.47%

SUMMARY OF CHANGES IN WARRANTS

The Company has issued warrants entitling the holders to acquire common shares of the Company. The summary of changes in warrants is presented below.

	Year ended December 31, 2022		Year ended December 31, 2021		Year ended December 31, 2020
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Beginning Balance	18,781,066	$0.21	18,743,226	$0.16	20,704,664	$0.24
Warrants issued	-	-	16,274,000	$0.22	6,485,000	$0.15
Warrants exercised	(909,400)	$0.19	(10,058,660)	$0.16	-	-
Warrants expired	(17,871,666)	$0.22	(6,177,500)	$0.15	(8,446,438)	$0.33
Outstanding	-	-	18,781,066	$0.21	18,743,226	$0.16

SUMMARY OF FAIR VALUE OF WARRANTS GRANTED

Fair value of the finder’s warrants granted was measured using the Black-Scholes pricing model with the following assumptions:

	2022	2021	2020
Expected life	-	1 year	1 year
Volatility	-	195% - 200%	190%
Dividend yield	-	0%	0%
Risk-free interest rate	-	0.15% - 0.17%	0.26%